Capital Structure, Common Stock - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 25, 2023	Apr. 25, 2023	Jan. 30, 2023
Dividends [Abstract]
Dividends declared	$ 991	$ 13,376
Dividends payable	491	$ 4,460
Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable	$ 491
Quarterly Dividend for Q3-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared	Jan. 30, 2023
Dividend payable per share (in dollars per share)					$ 0.025
Dividend payable, date of record	Dec. 28, 2022
Quarterly Dividend for Q4 2022 [Member]
Dividends [Abstract]
Dividend payable, date declared	Apr. 25, 2023
Dividend payable per share (in dollars per share)				$ 0.025
Dividend payable, date of record	Mar. 31, 2023
Quarterly Dividend for Q1 2023 [Member]
Dividends [Abstract]
Dividend payable, date declared	May 25, 2023
Dividend payable per share (in dollars per share)			$ 0.025
Dividend payable, date of payment	Jul. 06, 2023
Dividend payable, date of record	Jun. 22, 2023